August 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Sustainable Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	4,043	$ 3,021,293
HEICO Corp.	624	194,700
HEICO Corp., Class A	21,464	5,258,895
RTX Corp.	34,296	5,439,346
		13,914,234
Air Freight & Logistics — 1.3%
FedEx Corp.	45,430	10,497,510
United Parcel Service, Inc., Class B	19,517	1,706,567
		12,204,077
Automobile Components — 0.7%
BorgWarner, Inc.	158,261	6,767,240
Automobiles — 1.6%
Tesla, Inc.(a)	43,022	14,363,755
Banks — 3.8%
Bank of America Corp.	278,505	14,131,344
Citigroup, Inc.	28,522	2,754,369
Huntington Bancshares, Inc.	153,038	2,725,607
JPMorgan Chase & Co.	28,149	8,484,672
Pinnacle Financial Partners, Inc.	2,442	237,411
PNC Financial Services Group, Inc.	32,062	6,650,941
		34,984,344
Beverages — 0.7%
PepsiCo, Inc.	40,965	6,089,447
Biotechnology — 3.1%
AbbVie, Inc.	33,750	7,101,000
Blueprint Medicines Corp.(b)	14,154	13,729
Gilead Sciences, Inc.	59,674	6,741,372
Incyte Corp.(a)	17,394	1,471,706
Insmed, Inc.(a)	8,534	1,161,477
Ionis Pharmaceuticals, Inc.(a)	21,820	930,296
Moderna, Inc.(a)	21,180	510,226
Natera, Inc.(a)	19,835	3,337,239
Regeneron Pharmaceuticals, Inc.	10,260	5,957,982
Ultragenyx Pharmaceutical, Inc.(a)	9,162	274,494
United Therapeutics Corp.(a)	3,757	1,144,983
		28,644,504
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	162,318	37,170,822
eBay, Inc.	8,811	798,365
		37,969,187
Building Products — 0.7%
Armstrong World Industries, Inc.	5,532	1,083,000
Johnson Controls International PLC	25,148	2,688,070
Owens Corning	13,249	1,989,602
Trane Technologies PLC	1,225	509,110
		6,269,782
Capital Markets — 3.0%
Ameriprise Financial, Inc.	384	197,687
Blackstone, Inc., Class A	25,863	4,432,918
Cboe Global Markets, Inc.	1,398	329,858
Charles Schwab Corp.	74,261	7,117,174
Interactive Brokers Group, Inc., Class A	4,477	278,648
Intercontinental Exchange, Inc.	6,376	1,126,002
Moody’s Corp.	3,312	1,688,325
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	65,539	$ 9,862,309
Nasdaq, Inc.	32,351	3,064,934
		28,097,855
Chemicals — 1.2%
Corteva, Inc.	148,081	10,986,129
Commercial Services & Supplies — 1.3%
Cintas Corp.	26,314	5,526,729
Waste Management, Inc.	29,338	6,641,830
		12,168,559
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	30,681	4,189,490
Motorola Solutions, Inc.	9,634	4,551,680
		8,741,170
Construction & Engineering — 1.0%
AECOM	6,661	831,892
MasTec, Inc.(a)	48,791	8,864,837
		9,696,729
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	289	178,140
Consumer Finance — 1.4%
American Express Co.	40,070	13,274,390
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	8,781	8,283,293
Sprouts Farmers Market, Inc.(a)	9,865	1,386,427
Walmart, Inc.	162,836	15,791,835
		25,461,555
Containers & Packaging — 0.2%
Crown Holdings, Inc.	19,237	1,911,773
Diversified Consumer Services — 0.0%
Stride, Inc.(a)	2,362	385,455
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	81,598	2,390,005
Verizon Communications, Inc.	72,016	3,185,268
		5,575,273
Electric Utilities — 0.5%
Entergy Corp.	49,742	4,381,773
Electrical Equipment — 0.5%
AMETEK, Inc.	23,074	4,264,075
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	11,170	1,825,513
TE Connectivity PLC	424	87,556
		1,913,069
Energy Equipment & Services — 0.0%
TechnipFMC PLC	10,769	395,869
Entertainment(a) — 1.8%
Netflix, Inc.	10,606	12,814,699
ROBLOX Corp., Class A	16,467	2,051,624
Roku, Inc., Class A	15,022	1,450,524
		16,316,847
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(a)	18,656	9,383,595
Block, Inc., Class A(a)	1,897	151,077
Mastercard, Inc., Class A	13,599	8,095,349
Visa, Inc., Class A	31,402	11,046,595
		28,676,616

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 0.2%
Tyson Foods, Inc., Class A	32,728	$ 1,858,296
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	67,189	6,298,969
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(a)	93,325	9,845,787
Intuitive Surgical, Inc.(a)	5,950	2,816,105
Medtronic PLC	32,318	2,999,434
Stryker Corp.	624	244,240
		15,905,566
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	51,925	7,725,402
Centene Corp.(a)	44,561	1,294,051
Cigna Group	2,453	738,034
McKesson Corp.	3,100	2,128,584
UnitedHealth Group, Inc.	16,025	4,965,667
		16,851,738
Health Care REITs — 0.2%
Ventas, Inc.	17,096	1,163,895
Welltower, Inc.	3,381	568,955
		1,732,850
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	1,891	509,057
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	35,981	4,696,600
Booking Holdings, Inc.	704	3,941,731
Boyd Gaming Corp.	1	86
Chipotle Mexican Grill, Inc.(a)	2,387	100,588
DoorDash, Inc., Class A(a)	14,513	3,559,313
McDonald’s Corp.	27,723	8,692,270
		20,990,588
Household Durables — 0.3%
NVR, Inc.(a)	395	3,206,472
Household Products — 0.2%
Procter & Gamble Co.	10,371	1,628,662
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	50,929	11,178,916
Insurance — 1.8%
Allstate Corp.	7,083	1,441,036
MetLife, Inc.	52,740	4,290,927
Progressive Corp.	27,655	6,832,444
Travelers Cos., Inc.	13,339	3,621,672
Unum Group	2,831	197,774
		16,383,853
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	114,256	24,326,245
Alphabet, Inc., Class C	72,857	15,557,155
Meta Platforms, Inc., Class A	34,817	25,719,318
		65,602,718
IT Services — 0.9%
Accenture PLC, Class A	15,470	4,021,736
Cognizant Technology Solutions Corp., Class A	52,086	3,763,213
Security	Shares	Value
IT Services (continued)
International Business Machines Corp.	1,198	$ 291,701
Snowflake, Inc., Class A(a)	624	148,924
		8,225,574
Machinery — 1.3%
Caterpillar, Inc.	19,376	8,119,319
Mueller Industries, Inc.	37,142	3,563,404
		11,682,723
Media — 0.2%
Comcast Corp., Class A	46,804	1,589,932
Fox Corp., Class A	2,433	145,250
Fox Corp., Class B	2,088	113,900
		1,849,082
Metals & Mining — 0.6%
Carpenter Technology Corp.	7,761	1,869,470
Newmont Corp.	45,502	3,385,349
		5,254,819
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	48,313	4,745,786
Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.(a)	18,790	599,777
Cheniere Energy, Inc.	1,269	306,870
Chevron Corp.	3,754	602,892
Coterra Energy, Inc.	8,928	218,200
Devon Energy Corp.	60,308	2,177,119
Expand Energy Corp.	36,094	3,493,177
Exxon Mobil Corp.	34,213	3,910,204
Ovintiv, Inc.	54,024	2,275,491
Williams Cos., Inc.	88,385	5,115,724
		18,699,454
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	11,077	695,414
Delta Air Lines, Inc.	29,893	1,846,790
		2,542,204
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	157,921	7,450,713
Eli Lilly & Co.	12,367	9,059,817
Johnson & Johnson	22,858	4,049,752
Pfizer, Inc.	349,727	8,659,240
		29,219,522
Professional Services — 0.3%
TransUnion	17,162	1,517,121
Verisk Analytics, Inc.	3,326	891,767
		2,408,888
Retail REITs — 1.2%
Kimco Realty Corp.	464,906	10,455,736
Simon Property Group, Inc.	3,456	624,361
		11,080,097
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.(a)	6,762	1,099,704
Broadcom, Inc.	66,337	19,727,960
Credo Technology Group Holding Ltd.(a)	17,129	2,107,809
Intel Corp.	39,434	960,218
KLA Corp.	388	338,336
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	85,197	$ 8,532,480
Marvell Technology, Inc.	5,600	352,044
Micron Technology, Inc.	3,376	401,778
NVIDIA Corp.	397,774	69,284,275
QUALCOMM, Inc.	33,316	5,354,881
Rambus, Inc.(a)	12,881	950,231
		109,109,716
Software — 12.3%
Adobe, Inc.(a)	15,534	5,540,978
Atlassian Corp., Class A(a)	10,332	1,836,823
Confluent, Inc., Class A(a)	52,401	1,040,684
Elastic NV(a)	24,859	2,114,507
Fair Isaac Corp.(a)	1,418	2,157,686
Figma, Inc., Class A(a)	3,526	247,807
HubSpot, Inc.(a)	10,396	5,023,035
Intuit, Inc.	13,264	8,847,088
Microsoft Corp.	124,506	63,085,945
Nutanix, Inc., Class A(a)	10,299	692,196
Palantir Technologies, Inc., Class A(a)	45,590	7,144,409
Palo Alto Networks, Inc.(a)	1,472	280,445
Rubrik, Inc., Class A(a)	1,502	134,279
Salesforce, Inc.	26,926	6,899,787
ServiceNow, Inc.(a)	8,864	8,132,365
		113,178,034
Specialized REITs — 0.4%
CubeSmart	28,110	1,150,261
Digital Realty Trust, Inc.	567	95,052
Equinix, Inc.	3,263	2,565,338
		3,810,651
Specialty Retail — 2.4%
Best Buy Co., Inc.	1,704	125,483
Carvana Co., Class A(a)	4,144	1,541,236
Five Below, Inc.(a)	1,861	270,031
Home Depot, Inc.	40,167	16,338,731
TJX Cos., Inc.	28,286	3,864,150
		22,139,631
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	263,021	$ 61,057,695
Dell Technologies, Inc., Class C	15,413	1,882,698
		62,940,393
Textiles, Apparel & Luxury Goods — 0.8%
Tapestry, Inc.	73,137	7,446,809
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	17,781	4,686,716
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	15,670	3,948,683
Total Long-Term Investments — 99.5% (Cost: $631,435,804)		918,748,314
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(c)(d)	4,378,793	4,378,793
Total Short-Term Securities — 0.5% (Cost: $4,378,793)		4,378,793
Total Investments — 100.0% (Cost: $635,814,597)		923,127,107
Liabilities in Excess of Other Assets — 0.0%		(272,937)
Net Assets — 100.0%		$ 922,854,170

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 34 (b)	$ —	$ (34)	$ —	$ —	—	$ 170 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,707,083	671,710 (b)	—	—	—	4,378,793	4,378,793	42,104	—
				$ (34)	$ —	$ 4,378,793		$ 42,274	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock Sustainable Advantage Large Cap Core Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	17	09/19/25	$ 5,502	$ 38,432
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 918,734,585	$ —	$ 13,729	$ 918,748,314
Short-Term Securities
Money Market Funds	4,378,793	—	—	4,378,793
	$923,113,378	$—	$13,729	$923,127,107
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 38,432	$ —	$ —	$ 38,432

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
S&P	Standard & Poor’s
Schedule of Investments